Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of Trade and Other Payables
	As at December 31,
	2020	2019
	$ Thousands

Trade Payables	92,542	36,007
Accrued expenses and other payables	21,870	6,603
Government institutions	3,144	1,972
Employees and payroll institutions	5,940	4,983
Interest payable	2,314	516
Liability in respect of acquisition of non-controlling interests	-	1,302
Others	2,432	875
	128,242	52,258